Shareholder Report, Holdings (Details) - C000264671	May 31, 2026
FR_87283Q883
Holdings [Line Items]
Percent of Net Asset Value	4.30%
FR_91282CKL4
Holdings [Line Items]
Percent of Net Asset Value	3.20%
FR_912810FH6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_195325ET8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
FR_126650EG1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
FR_146869AM4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FR_95000U3W1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_ACI39QJF9_19.875000_2026-09-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
FR_ACI2P9LY7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_80386WAB1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	51.80%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
AssetForeign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
AssetU.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	6.30%
AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
AssetNon-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AssetMunicipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.20%